Accounts Receivable, Net - Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Receivables [Abstract]
Accounts receivable - billed	$ 723,921	$ 668,424
Accounts receivable - unbilled	134,122	80,197
Less - allowances	(39,512)	(33,837)
Accounts receivable, net	$ 818,531	$ 714,784